SCHEDULE OF INVESTMENTS (000)*

June 30, 2020 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

COMMON STOCK

Australia — 6.4%

Austal Ltd.	107,200	$239

Australian Pharmaceutical Industries Ltd.	1,071,018	846

Charter Hall Long Whale[1]	112,023	331

Evolution Mining Ltd.	61,635	241

Inghams Group Ltd.	113,563	251

JB Hi-Fi Ltd.	49,299	1,464

Metcash Ltd.	610,262	1,145

		4,517

Brazil — 2.8%

Cia de Saneamento do Parana	116,200	677

Qualicorp Consultoria e Corretora de Seguros SA	157,115	842

Transmissora Alianca de Energia Eletrica SA	85,400	447

		1,966

Canada — 3.2%

AGF Management Ltd., Class B	215,758	798

Artis Real Estate Investment Trust, Class Trust Unit[1]	31,463	175

B2Gold Corp.	42,100	239

Celestica Inc.[2]	40,300	277

TransAlta Renewables Inc.	39,225	422

Transcontinental Inc., Class A	33,576	373

		2,284

China — 6.7%

China Aoyuan Group Ltd.	547,071	661

China Oriental Group Co. Ltd.	594,000	162

China Overseas Grand Oceans Group Ltd.	1,019,000	575

Daqo New Energy Corp. ADR[2]	7,700	572

Huaxin Cement Co. Ltd., Class B	672,880	1,224

Lao Feng Xiang Co. Ltd., Class B	74,976	229

Lonking Holdings Ltd.	828,000	251

Tianneng Power International Ltd.	282,000	480

Yuexiu Property Co. Ltd.	3,070,513	547

		4,701

Denmark — 1.4%

D/S Norden	16,842	226

Royal Unibrew A2	4,710	392

Scandinavian Tobacco Group A	24,249	358

		976

Germany — 0.8%

Wuestenrot & Wuerttembergische AG	33,113	564

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2020 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Hong Kong — 0.5%

United Laboratories International Holdings Ltd.	374,000	$323

India — 4.0%

Ajanta Pharma Ltd.	16,466	309

Alembic Pharmaceuticals Ltd.	20,122	243

Avanti Feeds Ltd.	57,781	386

Granules India Ltd.	262,288	704

Ipca Laboratories Ltd.	19,044	423

Power Finance Corp. Ltd.	651,074	724

		2,789

Israel — 1.2%

Plus500 Ltd.	53,929	879

Italy — 1.2%

Unipol Gruppo SpA[2]	225,808	878

Japan — 18.4%

Canon Marketing Japan Inc.	16,400	333

Capcom Co. Ltd.	14,500	526

Dip Corp.	28,796	582

EDION Corp.	27,100	275

Fuji Corp.	29,200	510

Haseko Corp.	109,500	1,377

Hosiden Corp.	37,400	327

Internet Initiative Japan Inc.	17,600	599

Japan Aviation Electronics Industry Ltd.	46,400	622

JVC Kenwood Corp.	210,900	318

Kanamoto Co. Ltd.	11,700	255

Kandenko Co. Ltd.	40,500	344

Komeri Co. Ltd.	12,700	324

Kumagai Gumi Co. Ltd.	17,800	425

NEC Networks & System Integration Corp.	36,000	731

Nishimatsu Construction Co. Ltd.	16,200	321

Open House Co. Ltd.	29,800	1,018

Penta-Ocean Construction Co. Ltd.	138,300	742

Sawai Pharmaceutical Co. Ltd.	13,500	693

Ship Healthcare Holdings Inc.	16,800	698

Sumitomo Forestry Co. Ltd.	21,500	270

Taikisha Ltd.	7,200	198

Takeuchi Manufacturing Co. Ltd.	23,300	386

T-Gaia Corp.	16,000	301

Toho Holdings Co. Ltd.	22,300	414

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2020 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Japan — (continued)

Tokyu Construction Co. Ltd.	39,000	$202

Yuasa Trading Co. Ltd.	7,400	199

		12,990

Mexico — 0.5%

Qualitas Controladora	80,300	316

Netherlands — 6.2%

ASM International NV	2,616	404

ASR Nederland NV	46,074	1,415

BE Semiconductor Industries NV	25,995	1,158

Flow Traders	15,832	567

Koninklijke BAM Groep NV2	167,669	303

Signify NV2	19,089	493

		4,340

Norway — 0.8%

BW LPG Ltd.	82,266	256

Europris ASA	68,281	330

		586

Singapore — 2.5%

IGG Inc.	385,000	315

Sheng Siong Group Ltd.	371,800	440

Yanlord Land Group Ltd.	1,226,200	1,030

		1,785

South Africa — 0.2%

Astral Foods Ltd.	20,241	170

South Korea — 3.9%

Daeduck Co. Ltd.	39,078	187

Daeduck Electronics Co. Ltd.[2]	46,404	299

Daesang Corp.	24,428	525

DGB Financial Group Inc.	64,582	274

Hyosung Corp.	7,714	403

Kolmar BNH Co. Ltd.	4,767	160

Korea Petrochemical Industries Co. Ltd.	2,406	226

Korean Reinsurance Co.	27,722	170

Seegene Inc.	3,062	287

SK Networks Co. Ltd.	46,397	183

		2,714

Spain — 2.2%

Pharma Mar S.A.	180,099	1,550

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2020 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Sweden — 8.4%

Avanza Bank Holding AB	28,050	$398

Axfood AB	40,524	885

Betsson AB2	139,290	505

Bilia AB, Class A2	33,869	274

Getinge AB, Class B	40,771	757

LeoVegas AB	79,780	357

NetEnt AB	105,039	803

Nobina AB2	35,090	210

Paradox Interactive AB	12,062	260

Peab AB, Class B2	66,833	549

Samhallsbyggnadsbolaget i Norden AB	368,529	941

		5,939

Switzerland — 5.4%

Also Holding AG	2,488	612

Galenica AG	12,791	915

PSP Swiss Property AG	7,482	843

Sunrise Communications Group AG	3,209	285

Swissquote Group Holding S.A.	3,058	261

VAT Group AG	4,690	856

		3,772

Taiwan — 9.5%

Accton Technology Corp.	59,000	456

Chicony Power Technology Co Ltd.	80,000	183

Compeq Manufacturing Co. Ltd.	435,000	703

Everlight Electronics Co. Ltd.	338,000	354

General Interface Solution Holding Ltd.	55,000	210

Gigabyte Technology Co. Ltd.	236,000	524

International Games System Co. Ltd.	28,000	696

King Yuan Electronics Co. Ltd.	511,000	595

Radiant Opto-Electronics Corp.	353,000	1,418

Simplo Technology	106,000	1,148

Supreme Electronics Co. Ltd.	421,000	424

		6,711

Turkey — 1.5%

Dogan Sirketler Grubu Holdings	1,304,177	400

Migros Ticaret AS2	66,670	374

Tekfen Holding AS	117,274	291

		1,065

United Kingdom — 8.9%

Centamin PLC	564,286	1,282

Cranswick PLC	10,620	476

Dixons Carphone PLC	278,364	310

Evraz PLC	244,063	872

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2020 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

United Kingdom — (continued)

Go-Ahead Group PLC	13,612	$140

Hammerson PLC[1]	338,520	337

IG Group Holdings PLC	62,000	628

Just Group PLC[2]	257,947	168

Keller Group PLC	44,473	350

Morgan Sindall Group PLC	22,355	341

Phoenix Group Holdings PLC	75,359	601

Redde Northgate PLC	172,983	356

Softcat PLC	30,345	410

		6,271

Total Common Stock

(Cost $69,077) — 96.6%		68,086

PREFERENCE STOCK

Brazil — 1.2%

Cia Paranaense de Energia	73,100	822

Total Preference Stock

(Cost $894) — 1.2%		822

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 0.090% **	1,491,859	1,492

Total Short-Term Investment

(Cost $1,492) — 2.1%		1,492

Total Investments — 99.9%

(Cost $71,463)		70,400

Other Assets in Excess of Liabilities — 0.1%		105

Net Assets — 100.0%		$70,505

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2020.
1	Real Estate Investment Trust.
2	Non-income producing security.

SCHEDULE OF INVESTMENTS (000) (concluded)

June 30, 2020 (Unaudited)

At June 30, 2020, all of the Fund’s investments in securities were considered Level 1 in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-006-1200